Unaudited Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Net income	$ 40,072	$ 50,351	$ 58,527	$ 93,528
Other comprehensive income (loss) before reclassifications
Unrealized loss on qualifying cash flow hedging instruments, net of tax	(959)	(19,577)	(69,593)	(71,815)
Other comprehensive income (loss)	4,531	(19,198)	(57,538)	(72,541)
Comprehensive income	44,603	31,153	989	20,987
Non-controlling interest in comprehensive (loss) income	(18)	2,310	3,429	5,210
Preferred unitholders' interest in comprehensive income	6,425	6,426	19,275	19,276
General and Limited partners' interest in comprehensive income (loss)	38,196	22,417	(21,715)	(3,499)
Equity income
Other comprehensive income (loss) before reclassifications
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	4,655	401	10,586	(296)
Interest expense
Other comprehensive income (loss) before reclassifications
Unrealized loss on qualifying cash flow hedging instruments, net of tax	616	(2,244)	(9,610)	(9,646)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	$ 835	$ (22)	$ 1,469	$ (430)